Employees and directors (Tables)	18 Months Ended
Oct. 31, 2018
Employees and directors [Abstract]
Staff costs
	18 months ended October 31, 2018		12 months ended April 30, 2017[1]		12 months ended April 30, 2016[1]
	$	’000	$	’000	$	’000
Staff costs
Wages and salaries		1,819,251		382,482		342,957
Redundancy and termination costs (non-exceptional)		2,102		2,115		3,722
Social security costs		159,009		53,215		45,584
Other pension costs		50,379		11,379		10,976
Cost of employee share schemes		64,284		31,463		26,254
Total		2,095,025		480,654		429,493
[1] The comparatives for the 12 months to April 30, 2017 and 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).

Pension costs
	18 months ended October 31, 2018		12 months ended April 30, 2017[1]		12 months ended April 30, 2016[1]
	$	’000	$	’000	$	’000
Pension costs comprise:
Defined benefit schemes (note 27)		7,138		504		613
Defined contribution schemes (note 27)		43,241		10,875		10,363
Total		50,379		11,379		10,976
[1] The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).

Average monthly number of people employed by the group
	18 months ended October 31, 2018	12 months ended April 30, 2017	12 months ended April 30, 2016
	Number	Number	$	’000
Average monthly number of people
(including executive directors) employed by the Group:

Continuing Operations
Sales and distribution	5,860	1,818		1,692
Research and development	4,323	1,400		1,301
General and administration	1,378	642		582
	11,561	3,860		3,575

Discontinued Operations
Sales and distribution	515	323		266
Research and development	629	476		375
General and administration	8	4		2
	1,152	803		643

Total
Sales and distribution	6,375	2,141		1,958
Research and development	4,952	1,876		1,676
General and administration	1,386	646		584
Total	12,713	4,663		4,218

Key management compensation
	18 months ended October 31, 2018		12 months ended April 30, 2017		12 months ended April 30, 2016
	$	’000	$	’000	$	’000
Key management compensation
Short-term employee benefits		25,893		8,051		9,297
Share based payments		44,497		9,391		10,146
Total		70,390		17,442		19,443

Directors
Directors’ remuneration is shown below.

	18 months ended October 31, 2018		12 months ended April 30, 2017		12 months ended April 30, 2016
	$	’000	$	’000	$	’000
Directors
Aggregate emoluments		14,583		5,227		3,612
Aggregate gains made on the exercise of share options		77,719		8,166		3,764
Company contributions to money purchase pension scheme		749		463		228
Total		93,051		13,856		7,604

Director	Number of granted and cancelled nil cost share options over Ordinary Shares	Number of replacement nil cost options over Ordinary Shares
	‘000	‘000
Kevin Loosemore	1,100	1,100
Stephen Murdoch	500	947
Chris Kennedy[1]	500	676
Mike Phillips	676	676
Nils Brauckmann	500	500
	3,276	3,899
1 The share options awarded to Chris Kennedy’s replacement HPE Software ASGs will lapse as a result of his resignation and subsequent leaving employment in February 2019. This has been reflected in the share options disclosures.

Share-based payment
The tables below for each type of share option are presented on a total Group basis only.
	18 months ended October 31, 2018		12 months ended April 30, 2017[1]		12 months ended April 30, 2016[1]
	$	’000	$	’000	$	’000
Share based compensation – IFRS 2 charge		70,921		20,798		17,355
Employer taxes		(6,637)		10,665		8,899
		64,284		31,463		26,254
[1] The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).

Incentive Plan 2005 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise prices of share options
	18 months ended October 31, 2018		12 months ended April 30, 2017
	Number of Options ‘000	Weighted average exercise price pence	Number of Options ‘000	Weighted average exercise price pence
Outstanding at May 1	4,662	29	5,186	41
Exercised	(1,283)	12	(1,008)	85
Forfeited	(582)	3	(120)	14
Granted	2,823	-	604	6
Outstanding at October 31 / April 30	5,620	14	4,662	29
Exercisable at October 31 / April 30	2,270	51	1,261	92

Weighted average remaining contractual life of outstanding share options
	October 31, 2018			April 30, 2017
	Weighted average exercise price	Number of options	Weighted average remaining contractual	Weighted average exercise price	Number of options	Weighted average remaining contractual
Range of exercise prices	pence	‘000	life (years)	pence	‘000	life (years)
£0.10 or less	1	5,127	6.7	4	3,856	7.4
£0.11 – £1.00	13	205	4.9	13	506	6.6
£1.01 – £2.00	-	-	-	-	-	-
£2.01 – £3.00	-	-	-	281	5	0.5
£3.01 - £4.00	358	146	0.7	358	146	2.2
More than £4.00	402	142	1.7	402	149	3.2
	14	5,620	4.0	29	4,662	7.0

Disclosure of significant input of share based payments
The significant inputs into the model for the 18 months ended October 31, 2018 were:

	18 months ended October 31, 2018	12 months ended April 30, 2017
Weighted average share price at the grant date	£16.87	£20.22
Expected volatility	between 28.59% and 48.54%	between 26.96% and 27.98%
Expected dividend yield	between 2.82% and 7.02%	between 2.70% and 3.10%
Expected option life	three years	three years
Annual risk-free interest rate	between 1.0% and 1.6%	between 0.71% and 1.09%

Additional Share Grants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise prices of share options
	18 months ended October 31, 2018		12 months ended April 30, 2017
	Number Of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
	‘000	pence	‘000	pence
Outstanding at May 1	3,262	-	3,262	-
Exercised	(200)	-	-	-
Lapsed	(2,412)	-	-	-
Cancelled	(3,276)	-	-	-
Granted	13,115	-	-	-
Outstanding at October 31 / April 30	10,489	-	3,262	-
Exercisable at October 31 / April 30	3,062	-	3,062	-

Weighted average remaining contractual life of outstanding share options
	October 31, 2018			April 30, 2017
	Weighted average exercise price	Number of Options	Weighted average remaining contractual	Weighted average exercise price	Number of Options	Weighted average remaining contractual
Range of exercise prices	pence	‘000	life (years)	pence	‘000	life (years)
£0.00	-	10,489	5.5	-	3,262	7.6
	-	10,489	5.5	-	3,262	7.6

Disclosure of significant input of share based payments
The significant inputs into the model for the 18 months ended October 31, 2018 were:

	18 months ended October 31, 2018	12 months ended April 30, 2017
Weighted average share price at the grant date	£18.35	£11.05
Expected volatility	Between 28.00% - 31.00%	Between 25.81% - 26.11%
Expected dividend yield	Between 3.26% - 5.29%	Between 2.90% - 3.30%
Expected option life	1.96 years	3 years
Annual risk-free interest rate	Between 0.43% - 0.84%	Between 1.71% - 2.08%

Sharesave Plan and Employee Stock Purchase Plan 2006 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise prices of share options
Further Sharesave and ESPP grants were made during the 18 months to October 31, 2018.

	18 months ended October 31, 2018		12 months ended April 30, 2017
	Number of Options	Weighted average exercise price	Number Of Options	Weighted average exercise price
Sharesave	‘000	pence	‘000	pence
Outstanding at May 1	559	1,039	544	862
Exercised	(294)	829	(90)	618
Forfeited	(223)	1,508	(28)	1,001
Granted	454	1,293	133	1,466
Outstanding	496	1,185	559	1,039
Exercisable	47	1,116	-	-

Number of Options ‘000	Date of grant	Exercise price per share pence	Exercise period
1	February 10, 2015	838.4	April 1, 2018 – September 30, 2018
46	August 7, 2015	1,112.0	October 1, 2018 – March 31, 2019
40	February 9, 2016	1,200.0	April 1, 2019 – September 30, 2019
80	August 12, 2016	1,465.6	October 1, 2019 – February 1, 2020
43	February 23, 2018	1,720.0	April 1, 2021 – September 30, 2021
264	August 3, 2018	1,023.0	October 1, 2021 – March 31, 2022
22	August 3, 2018	1,159.0	October 1, 2021 – April 1, 2022
496

	18 months ended October 31, 2018		12 months ended April 30, 2017
	Number of Options	Weighted Average exercise price	Number of Options	Weighted average exercise price
ESPP	‘000	pence	‘000	pence
At May 1	124	1,510	272	1,080
Exercised	(110)	1,598	(93)	998
Forfeited	(32)	1,236	(142)	1,220
Granted	817	1,057	87	1,836
Outstanding	800	1,047	124	1,510
Exercisable	-	1,021	-	-

Number of Options ‘000	Date of grant	Exercise price per share pence	Exercise period
19	October 1, 2016	1,875.6	October 1, 2018 – December 31, 2018
337	March 1, 2018	1,235.6	March 1, 2020 – May 31, 2020
444	July 1, 2018	868.5	July 1, 2020 – September 30, 2020
800

Disclosure of significant input of share based payments

The significant inputs into the model for the 18 months ended October 31, 2018 were:

	18 months ended October 31, 2018	12 months ended April 30, 2017
Weighted average share price at the grant date	£15.48	£20.56
Expected volatility	between 28.82% - 48.60%	26.95%
Expected dividend yield	between 3.86% - 7.02%	2.60%
Expected option life	two or three years	two or three years
Annual risk-free interest rate	between 1.3% - 1.5%	0.61%